CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 461,594	$ 447,244	$ 458,732
OPERATING EXPENSES
Voyage expenses	(14,264)	(11,593)	(12,207)
Vessel operating expenses	(110,946)	(102,502)	(104,604)
Depreciation	(101,531)	(96,505)	(107,757)
Amortization of deferred drydocking and special survey costs	(11,032)	(8,733)	(9,237)
Impairment loss			(210,715)
General and administrative expenses	(24,341)	(26,837)	(26,334)
Income/(loss) from operations	199,480	201,074	(12,122)
OTHER INCOME (EXPENSES):
Interest income	6,638	6,414	5,781
Interest expense	(53,502)	(72,069)	(85,706)
Other finance expenses	(2,335)	(2,702)	(3,026)
Equity income on investments	6,308	1,602	1,365
Gain on debt extinguishment			116,365
Other income/(expense), net	593	556	(50,456)
Loss on derivatives	(3,632)	(3,622)	(5,137)
Total Other Expenses, net	(45,930)	(69,821)	(20,814)
Net Income/(Loss)	$ 153,550	$ 131,253	$ (32,936)
EARNINGS/(LOSS) PER SHARE
Basic earnings/(loss) per share of common stock	$ 6.51	$ 8.29	$ (3.10)
Diluted earnings/(loss) per share of common stock	$ 6.45	$ 8.09	$ (3.10)
Basic weighted average number of common shares	23,588,994	15,834,913	10,622,839
Diluted weighted average number of common shares	23,805,251	16,220,697	10,622,839